Fair Value Measurements - Reconciliation of unobservable inputs (Level 3) (Details) - Level 3 - Redeemable Series E Convertible Preferred Stock $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Changes in Level 3 liabilities measured at fair value
Change in fair value	$ 21,688
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	$ (21,688)